Property, Plant And Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2015
Property, Plant And Equipment, Net [Abstract]
Schedule Of Property, Plant And Equipment

As at December 31	2015			2014
	Cost	Accumulated DD&A(1)	Net	Cost	Accumulated DD&A(1)	Net

Canadian Operations
Proved properties	$14,866	$(14,170)	$696	$18,271	$(16,566)	$1,705
Unproved properties	334	-	334	478	-	478
Other	70	-	70	155	-	155
	15,270	(14,170)	1,100	18,904	(16,566)	2,338

USA Operations
Proved properties	25,723	(23,822)	1,901	24,279	(16,260)	8,019
Unproved properties	5,282	-	5,282	5,655	-	5,655
Other	66	-	66	143	-	143
	31,071	(23,822)	7,249	30,077	(16,260)	13,817

Market Optimization	5	(4)	1	8	(7)	1
Corporate & Other	2,098	(591)	1,507	2,470	(611)	1,859
	$48,444	$(38,587)	$9,857	$51,459	$(33,444)	$18,015

(1) Depreciation, depletion and amortization.